Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	Other
Period End Date		dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name		dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
CIK		dei_EntityCentralIndexKey	0001452937
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Aug. 07, 2015
Effective Date		dei_DocumentEffectiveDate	Aug. 07, 2015
Prospectus Date		rr_ProspectusDate	Mar. 30, 2015
WeatherStorm Forensic Accounting Long-Short ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Fund Summary
Investment objective:		rr_ObjectiveHeading	Investment Objective
Investment objective		rr_ObjectivePrimaryTextBlock

The WeatherStorm Forensic Accounting Long-Short ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the WeatherStorm Forensic Accounting Long-Short Index (the “Index”).

Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended November 30, 2014, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	26.00%
Expense Exchange Traded Fund Commissions		rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Restated to reflect estimated expenses on securities sold short for the current fiscal year.
Expenses Restated to Reflect Current		rr_ExpensesRestatedToReflectCurrent	Restated to reflect estimated expenses on securities sold short for the current fiscal year.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index seeks to enhance U.S. large cap exposure by offering a long/short portfolio selected from the 500 largest U.S. companies by market capitalization, while providing additional return potential through the careful and systematic selection and shorting of stocks based on forensic accounting analysis. Forensic accounting critically dissects companies’ financial statements with the goal of identifying the “red flags” of aggressive accounting and revenue recognition practices. The index construction process aims to identify and allocate capital to higher quality stocks with more sustainable revenues, cash flows and earnings, while at attractive valuations. It also attempts to detect and short lower quality stocks where aggressive accounting practices may have been employed and revenues, cash flows and earnings may be less persistent in the future. The equity securities in which the Fund may invest are primarily common stocks, but may also include shares of real estate investment trusts (“REITs”).

The Index is constructed with a 100% net equity exposure (130% long, 30% short). Short selling involves borrowing securities from a third party to “short sell” companies considered unattractive or trading at inflated prices. If a shorted stock declines in value, it can be bought back for less than the original price, thus earning a profit. Conversely, if a shorted stock rises in value, a higher price will be paid to buy the stock back to cover the sale, thus causing a loss.

The Index is a rules-based, systematic strategy index that combines six distinct forensic accounting and valuation factors for scoring and ranking stocks -- cash flow quality, revenue recognition, earnings quality, shareholder yield, earnings surprise, and valuation. The combined score provides a metric to assess the relative attractiveness/unattractiveness for long/short index exposures. The index methodology employs various allocation and liquidity constraints to ensure a liquid, tradable, risk managed index. The Index is reconstituted quarterly. It is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index. Such investments include cash and cash equivalents, including money market funds.

The index provider is WeatherStorm Capital, LLC (the “Index Provider”), which is affiliated with Vident Investment Advisory, LLC (the “Sub-Adviser”), but is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by Solactive AG (formerly, Structured Solutions AG), which is not affiliated with the Fund, the Adviser or the Sub-Adviser.

Risk, Heading		rr_RiskHeading	Principal Risks
Risk, Narrative		rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Management Risk: Because the Fund may not fully replicate its Index and may hold fewer than the total number of securities in its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

REIT Risk: The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

Short Sales Risk: If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses, and increase the volatility of returns.

May Lose Money		rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s prior index and the S&P 500 Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.flagetf.com or by calling 1-855-545-FLAG.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s prior index and the S&P 500 Index.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-855-545-FLAG
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.flagetf.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	5.12%	06/30/14
Lowest Return	-1.19%	09/30/14

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.

Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.12%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.19%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns for the period ending December 31, 2014
Performance Table Market Index Changed		rr_PerformanceTableMarketIndexChanged	Effective at the close of business on August 7, 2015, the Fund changed its index from the Del Vecchio Earnings Quality Index® to the WeatherStorm Forensic Accounting Long-Short Index and changed its principal investment strategy. The new index does not yet have historical performance.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explains why after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
WeatherStorm Forensic Accounting Long-Short ETF | WeatherStorm Forensic Accounting Long-Short ETF Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FLAG
Management Fee		rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.92%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 94
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	293
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	509
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,131
2014		rr_AnnualReturn2014	12.16%
1 Year		rr_AverageAnnualReturnYear01	12.16%
Since Inception		rr_AverageAnnualReturnSinceInception	20.74%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 30, 2013
WeatherStorm Forensic Accounting Long-Short ETF | - Return After Taxes on Distributions | WeatherStorm Forensic Accounting Long-Short ETF Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	11.87%
Since Inception		rr_AverageAnnualReturnSinceInception	18.50%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 30, 2013
WeatherStorm Forensic Accounting Long-Short ETF | - Return After Taxes on Distributions and Sale of Fund Shares | WeatherStorm Forensic Accounting Long-Short ETF Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.09%
Since Inception		rr_AverageAnnualReturnSinceInception	15.06%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 30, 2013
WeatherStorm Forensic Accounting Long-Short ETF | Del Vecchio Earnings Quality Index® (Reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[2]	rr_AverageAnnualReturnYear01	12.51%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	21.17%
Inception Date	[2]	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2013
WeatherStorm Forensic Accounting Long-Short ETF | S&P 500 Index
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
Since Inception		rr_AverageAnnualReturnSinceInception	20.39%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 30, 2013

[1]	Restated to reflect estimated expenses on securities sold short for the current fiscal year.
[2]	Effective at the close of business on August 7, 2015, the Fund changed its index from the Del Vecchio Earnings Quality Index to the WeatherStorm Forensic Accounting Long-Short Index and changed its principal investment strategy. The new index does not yet have historical performance.